Income Taxes - Schedule of Provison for Income Taxes (Details) - Hong Kong, Dollars - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Hong Kong profit tax:
Current year	$ 110,369	$ 140,514
Tax Concession	(192)	(385)
Income tax expenses	$ 110,177	$ 140,129